Condensed Consolidated Balance Sheets (unaudited) (Q3) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 10, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 27,236			$ 15,778	$ 54,655			$ 41,394	$ 65,062	$ 46,558
Accounts receivable, net of allowances of $80 and $53 at September 30, 2022 and December 31, 2021, respectively	18,433			17,885				11,833		11,261
Prepaid expenses	4,336			2,330				1,921
Deferred charges	3,749			4,611				3,243
Due from related parties				0				10
Other current assets	8,087			3,308				16
Total current assets	61,841			43,912				58,417
Restricted cash	1,392			1,392	1,392			1,392	1,392	1,392
Property and equipment, net	2,134			2,374				2,866
Capitalized software development costs, net	6,916			3,637				416
Intangible assets, net	113,335			139,708				181,874
Goodwill	258,619			258,619				258,619	0		$ 239,578
Other assets	761			84				121
Total assets	444,998			449,726				503,705
Current liabilities
Accounts payable	1,913			2,437				592
Accrued expenses and other current liabilities	10,429			3,539				11,043
Current maturities of long-term debt, net	5,040			3,840				56,266
Deferred revenue	18,732			20,077				13,530		14,102
Total current liabilities	36,114			29,893				81,431
Long-term debt, net	189,663			133,279				137,667
Deferred income taxes	17,317			20,912				25,224
Other non-current liabilities	169			2,405				3,125
Total liabilities	243,263			186,489				247,447
Commitments and Contingencies (Note 8)
Members' Equity
Preferred units, par value $0.00001, unlimited units authorized, no units issued and outstanding at September 30, 2022 and December 31, 2021	0			0				0
Ordinary units, par value $0.00001; unlimited units authorized; 111,107,688 and 110,867,483 issued and outstanding at September 30, 2022 and December 31, 2021, respectively	1			1				1
Additional paid-in capital	211,972			269,131				267,216
Accumulated deficit	(10,238)			(5,895)				(10,959)
Total members' equity	201,735	$ 197,292	$ 268,007	263,237	$ 256,016	$ 253,593	$ 251,671	256,258	$ 248,846	$ 370,774	$ 356,288
Total liabilities and members' equity	$ 444,998			$ 449,726				$ 503,705